Expense Example	Feb. 01, 2026 USD ($)
Ambrus Core Bond Fund | Ambrus Core Bond Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	413
Expense Example, with Redemption, 10 Years	920
Ambrus Core Bond Fund | Ambrus Core Bond Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	159
Expense Example, with Redemption, 5 Years	276
Expense Example, with Redemption, 10 Years	618
Ambrus Tax-Conscious California Bond Fund | Ambrus Tax-Conscious California Bond Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Ambrus Tax-Conscious California Bond Fund | Ambrus Tax-Conscious California Bond Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
Ambrus Tax-Conscious National Bond Fund | Ambrus Tax-Conscious National Bond Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Ambrus Tax-Conscious National Bond Fund | Ambrus Tax-Conscious National Bond Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	$ 640